April 2, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

RE:	General Government Securities Money Market Funds, Inc.
1933 Act No.: 2-77207
1940 Act No.: 811-3456
CIK No.:0000702172

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 38 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 27, 2009.

Please address any comments or questions to the undersigned at (212) 922-6620.

Sincerely, /s/ Judith C. Canonica Judith C. Canonica Senior Paralegal

Enclosures cc: Stroock & Stroock & Lavan LLP